PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
PLANT AND EQUIPMENT

4.	PLANT AND EQUIPMENT

Plant and equipment consisted of the following:

	As of
	June 30, 2025	December 31, 2024

Computer and equipment	$147,957	$139,530
Furniture and fixtures	8,845	8,342
Leasehold improvements	22,334	21,062
	179,136	168,934
Less: accumulated depreciation	(125,131)	(112,486)
	$54,005	$56,448

Depreciation expense for the three months ended June 30, 2025 and 2024 were $2,863 and $2,607, respectively.

Depreciation expense for the six months ended June 30, 2025 and 2024 were $5,636 and $5,219, respectively.